UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21081

AB BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2015

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Retirement Strategies

2000 Retirement Strategy

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.6%
Funds and Investment Trusts - 100.6%*
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	109,978	$1,078,882
AB Pooling Portfolio - AB Global Core Bond Portfolio	159,019	1,615,632
AB Pooling Portfolio - AB International Growth Portfolio	22,825	211,591
AB Pooling Portfolio - AB International Value Portfolio	26,711	212,354
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	68,671	490,312
AB Pooling Portfolio - AB Short Duration Bond Portfolio	208,368	1,971,156
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	4,609	53,555
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	4,424	53,307
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	22,015	284,654
AB Pooling Portfolio - AB U.S. Value Portfolio	20,801	285,187
AB Pooling Portfolio - AB Volatility Management Portfolio	71,804	882,469

Total Investments - 100.6% (cost $6,449,521) (a)		7,139,099
Other assets less liabilities - (0.6)%		(40,546)

Net Assets - 100.0%		$7,098,553

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(a)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $689,578 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $689,578.

AB Retirement Strategies

AB 2000 Retirement Strategy

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$7,139,099	$	– 0	–	$	– 0	–	$7,139,099

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2005 Retirement Strategy

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.5%
Funds and Investment Trusts - 100.5%*
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	130,969	$1,284,805
AB Pooling Portfolio - AB Global Core Bond Portfolio	165,606	1,682,554
AB Pooling Portfolio - AB High-Yield Portfolio	19,578	203,416
AB Pooling Portfolio - AB International Growth Portfolio	35,614	330,146
AB Pooling Portfolio - AB International Value Portfolio	41,657	331,177
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	81,808	584,108
AB Pooling Portfolio - AB Short Duration Bond Portfolio	166,641	1,576,420
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	7,205	83,723
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	6,910	83,268
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	34,004	439,670
AB Pooling Portfolio - AB U.S. Value Portfolio	32,081	439,830
AB Pooling Portfolio - AB Volatility Management Portfolio	117,760	1,447,272

Total Investments - 100.5% (cost $7,083,691) (a)		8,486,389
Other assets less liabilities - (0.5)%		(41,389)

Net Assets - 100.0%		$8,445,000

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(a)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,402,698 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $1,402,698.

AB Retirement Strategies

AB 2005 Retirement Strategy

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$8,486,389	$	– 0	–	$	– 0	–	$8,486,389

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2010 Retirement Strategy

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.1%
Funds and Investment Trusts - 100.1%*
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	766,241	$7,516,819
AB Pooling Portfolio - AB Global Core Bond Portfolio	795,199	8,079,225
AB Pooling Portfolio - AB High-Yield Portfolio	235,410	2,445,911
AB Pooling Portfolio - AB International Growth Portfolio	281,529	2,609,777
AB Pooling Portfolio - AB International Value Portfolio	329,282	2,617,788
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	579,201	4,135,494
AB Pooling Portfolio - AB Short Duration Bond Portfolio	499,787	4,727,989
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	64,275	746,870
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	61,761	744,215
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	247,638	3,201,964
AB Pooling Portfolio - AB U.S. Value Portfolio	234,484	3,214,773
AB Pooling Portfolio - AB Volatility Management Portfolio	803,935	9,880,365

Total Investments - 100.1% (cost $41,285,295) (a)		49,921,190
Other assets less liabilities - (0.1)%		(63,814)

Net Assets - 100.0%		$49,857,376

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(a)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,639,149 and gross unrealized depreciation of investments was $(3,254), resulting in net unrealized appreciation of $8,635,895.

AB Retirement Strategies

AB 2010 Retirement Strategy

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$49,921,190	$	– 0	–	$	– 0	–	$49,921,190

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2015 Retirement Strategy

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.3%
Funds and Investment Trusts - 100.3%*
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	1,518,146	$14,893,016
AB Pooling Portfolio - AB Global Core Bond Portfolio	1,466,329	14,897,902
AB Pooling Portfolio - AB High-Yield Portfolio	703,946	7,314,001
AB Pooling Portfolio - AB International Growth Portfolio	778,747	7,218,986
AB Pooling Portfolio - AB International Value Portfolio	908,740	7,224,481
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	1,442,575	10,299,985
AB Pooling Portfolio - AB Short Duration Bond Portfolio	50,455	477,309
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	181,774	2,112,217
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	173,722	2,093,350
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	686,080	8,871,011
AB Pooling Portfolio - AB U.S. Value Portfolio	647,524	8,877,547
AB Pooling Portfolio - AB Volatility Management Portfolio	1,698,577	20,875,512

Total Investments - 100.3% (cost $82,349,023) (a)		105,155,317
Other assets less liabilities - (0.3)%		(291,070)

Net Assets - 100.0%		$104,864,247

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(a)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,806,294 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $22,806,294.

AB Retirement Strategies

AB 2015 Retirement Strategy

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$105,155,317	$	– 0	–	$	– 0	–	$105,155,317

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2020 Retirement Strategy

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.2%
Funds and Investment Trusts - 100.2%*
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	1,754,592	$17,212,549
AB Pooling Portfolio - AB Global Core Bond Portfolio	2,220,991	22,565,269
AB Pooling Portfolio - AB High-Yield Portfolio	1,267,052	13,164,675
AB Pooling Portfolio - AB International Growth Portfolio	1,698,168	15,742,017
AB Pooling Portfolio - AB International Value Portfolio	1,981,493	15,752,869
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	2,559,644	18,275,856
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	443,200	5,149,989
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	425,882	5,131,878
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	1,402,097	18,129,109
AB Pooling Portfolio - AB U.S. Value Portfolio	1,327,630	18,201,800
AB Pooling Portfolio - AB Volatility Management Portfolio	3,026,840	37,199,865

Total Investments - 100.2% (cost $148,562,045) (a)		186,525,876
Other assets less liabilities - (0.2)%		(419,794)

Net Assets - 100.0%		$186,106,082

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(a)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $38,058,384 and gross unrealized depreciation of investments was $(94,553), resulting in net unrealized appreciation of $37,963,831.

AB Retirement Strategies

AB 2020 Retirement Strategy

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$186,525,876	$	– 0	–	$	– 0	–	$186,525,876

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2025 Retirement Strategy

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.2%
Funds and Investment Trusts - 100.2%*
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	827,294	$8,115,759
AB Pooling Portfolio - AB Global Core Bond Portfolio	1,912,231	19,428,264
AB Pooling Portfolio - AB High-Yield Portfolio	1,296,917	13,474,968
AB Pooling Portfolio - AB International Growth Portfolio	1,998,384	18,525,019
AB Pooling Portfolio - AB International Value Portfolio	2,333,796	18,553,675
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	2,664,591	19,025,180
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	576,163	6,695,010
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	553,554	6,670,323
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	1,666,316	21,545,472
AB Pooling Portfolio - AB U.S. Value Portfolio	1,574,274	21,583,299
AB Pooling Portfolio - AB Volatility Management Portfolio	3,111,486	38,240,159

Total Investments - 100.2% (cost $151,323,909) (a)		191,857,128
Other assets less liabilities - (0.2)%		(304,275)

Net Assets - 100.0%		$191,552,853

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(a)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $40,961,363 and gross unrealized depreciation of investments was $(428,144), resulting in net unrealized appreciation of $40,533,219.

AB Retirement Strategies

AB 2025 Retirement Strategy

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$191,857,128	$	– 0	–	$	– 0	–	$191,857,128

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2030 Retirement Strategy

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.1%
Funds and Investment Trusts - 100.1%*
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	32,173	$315,617
AB Pooling Portfolio - AB Global Core Bond Portfolio	1,135,391	11,535,572
AB Pooling Portfolio - AB High-Yield Portfolio	1,086,996	11,293,885
AB Pooling Portfolio - AB International Growth Portfolio	2,054,007	19,040,644
AB Pooling Portfolio - AB International Value Portfolio	2,387,563	18,981,126
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	1,895,001	13,530,308
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	587,149	6,822,667
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	563,048	6,784,733
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	1,696,259	21,932,633
AB Pooling Portfolio - AB U.S. Value Portfolio	1,603,791	21,987,976
AB Pooling Portfolio - AB Volatility Management Portfolio	2,298,312	28,246,250

Total Investments - 100.1% (cost $122,123,428) (a)		160,471,411
Other assets less liabilities - (0.1)%		(190,151)

Net Assets - 100.0%		$160,281,260

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(a)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $38,348,057 and gross unrealized depreciation of investments was $(74), resulting in net unrealized appreciation of $38,347,983.

AB Retirement Strategies

AB 2030 Retirement Strategy

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$160,471,411	$	– 0	–	$	– 0	–	$160,471,411

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2035 Retirement Strategy

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.1%
Funds and Investment Trusts - 100.1%*
AB Pooling Portfolio - AB Global Core Bond Portfolio	654,156	$6,646,221
AB Pooling Portfolio - AB High-Yield Portfolio	639,648	6,645,939
AB Pooling Portfolio - AB International Growth Portfolio	1,937,305	17,958,819
AB Pooling Portfolio - AB International Value Portfolio	2,259,380	17,962,073
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	1,285,326	9,177,224
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	557,640	6,479,772
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	535,852	6,457,021
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	1,622,890	20,983,972
AB Pooling Portfolio - AB U.S. Value Portfolio	1,536,236	21,061,801
AB Pooling Portfolio - AB Volatility Management Portfolio	1,342,543	16,499,856

Total Investments - 100.1% (cost $98,487,344) (a)		129,872,698
Other assets less liabilities - (0.1)%		(194,166)

Net Assets - 100.0%		$129,678,532

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(a)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $31,385,354 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $31,385,354.

AB Retirement Strategies

AB 2035 Retirement Strategy

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$129,872,698	$	– 0	–	$	– 0	–	$129,872,698

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2040 Retirement Strategy

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.0%
Funds and Investment Trusts - 100.0%*
AB Pooling Portfolio - AB Global Core Bond Portfolio	565,397	$5,744,434
AB Pooling Portfolio - AB High-Yield Portfolio	27,096	281,527
AB Pooling Portfolio - AB International Growth Portfolio	1,939,190	17,976,291
AB Pooling Portfolio - AB International Value Portfolio	2,264,708	18,004,431
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	806,767	5,760,314
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	562,130	6,531,949
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	536,404	6,463,673
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	1,600,349	20,692,510
AB Pooling Portfolio - AB U.S. Value Portfolio	1,512,312	20,733,797
AB Pooling Portfolio - AB Volatility Management Portfolio	931,229	11,444,805

Total Investments - 100.0% (cost $84,092,104) (a)		113,633,731
Other assets less liabilities - 0.0%		(28,800)

Net Assets - 100.0%		$113,604,931

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(a)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,541,627 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $29,541,627.

AB Retirement Strategies

AB 2040 Retirement Strategy

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$113,633,731	$	– 0	–	$	– 0	–	$113,633,731

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2045 Retirement Strategy

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.0%
Funds and Investment Trusts - 100.0%*
AB Pooling Portfolio - AB Global Core Bond Portfolio	443,179	$4,502,703
AB Pooling Portfolio - AB International Growth Portfolio	1,623,220	15,047,247
AB Pooling Portfolio - AB International Value Portfolio	1,895,860	15,072,088
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	614,128	4,384,873
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	464,712	5,399,947
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	441,363	5,318,420
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	1,343,641	17,373,282
AB Pooling Portfolio - AB U.S. Value Portfolio	1,271,616	17,433,858
AB Pooling Portfolio - AB Volatility Management Portfolio	379,185	4,660,184

Total Investments - 100.0% (cost $66,939,012) (a)		89,192,602
Other assets less liabilities - 0.0%		(33,371)

Net Assets - 100.0%		$89,159,231

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(a)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,253,590 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $22,253,590.

AB Retirement Strategies

AB 2045 Retirement Strategy

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$89,192,602	$	– 0	–	$	– 0	–	$89,192,602

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2050 Retirement Strategy

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.7%
Funds and Investment Trusts - 99.7%*
AB Pooling Portfolio - AB Global Core Bond Portfolio	118,283	$1,201,755
AB Pooling Portfolio - AB International Growth Portfolio	458,805	4,253,123
AB Pooling Portfolio - AB International Value Portfolio	535,075	4,253,848
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	166,126	1,186,138
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	133,366	1,549,711
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	127,386	1,534,998
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	376,029	4,862,053
AB Pooling Portfolio - AB U.S. Value Portfolio	356,511	4,887,769
AB Pooling Portfolio - AB Volatility Management Portfolio	4,720	58,016

Total Investments - 99.7% (cost $19,487,961) (a)		23,787,411
Other assets less liabilities - 0.3%		70,640

Net Assets - 100.0%		$23,858,051

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(a)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,299,450 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $4,299,450.

AB Retirement Strategies

AB 2050 Retirement Strategy

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$23,787,411	$	– 0	–	$	– 0	–	$23,787,411

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Retirement Strategies

2055 Retirement Strategy

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.7%
Funds and Investment Trusts - 99.7%*
AB Pooling Portfolio - AB Global Core Bond Portfolio	69,507	$706,191
AB Pooling Portfolio - AB International Growth Portfolio	270,868	2,510,952
AB Pooling Portfolio - AB International Value Portfolio	315,896	2,511,372
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	98,010	699,790
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	78,481	911,949
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	75,260	906,883
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	222,125	2,872,072
AB Pooling Portfolio - AB U.S. Value Portfolio	209,636	2,874,111

Total Investments - 99.7% (cost $12,763,508) (a)		13,993,320
Other assets less liabilities - 0.3%		45,099

Net Assets - 100.0%		$14,038,419

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(a)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,300,785 and gross unrealized depreciation of investments was $(70,973), resulting in net unrealized appreciation of $1,229,812.

AB Retirement Strategies

AB 2055 Retirement Strategy

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$13,993,320	$	– 0	–	$	– 0	–	$13,993,320

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Blended Style Series, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 20, 2015